Financial instruments	6 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Fair value measurements of financial instruments are presented through the use of a three-level fair value hierarchy that prioritises the valuation techniques used in fair value calculations.

The group maintains policies and procedures to value instruments using the most relevant data available. If multiple inputs that fall into different levels of the hierarchy are used in the valuation of an instrument, the instrument is categorised on the basis of the most subjective input.

Foreign currency forwards and swaps, cross currency swaps and interest rate swaps are valued using discounted cash flow techniques. These techniques incorporate inputs at levels 1 and 2, such as foreign exchange rates and interest rates. These market inputs are used in the discounted cash flow calculation incorporating the instrument’s term, notional amount and discount rate, and taking credit risk into account. As significant inputs to the valuation are observable in active markets, these instruments are categorised as level 2 in the hierarchy.

Other financial liabilities include a put option, which does not have an expiry date, held by Industrias Licoreras de Guatemala (ILG) to sell the remaining 50% equity stake in Rum Creation & Products Inc., the owner of the Zacapa rum brand, to Diageo. The liability is fair valued and as at 31 December 2021 an amount of £169 million (30 June 2021 - £149 million) is recognised as a liability with changes in the fair value of the put option included in retained earnings. As the valuation of this option uses assumptions not observable in the market, it is categorised as level 3 in the hierarchy. As at 31 December 2021, because it is unknown when or if ILG will exercise the option, the liability is measured as if the exercise date is on the last day of the current financial year considering forecast future performance. The option is sensitive to reasonably possible changes in assumptions. If the option were to be exercised as at 30 June 2023, the fair value of the liability would increase by approximately £41 million.

Included in other financial liabilities, the contingent consideration on acquisition of businesses represents the present value of payments up to £361 million linked to certain performance targets which are expected to be paid over the next 9 years.

There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities in the six months ended 31 December 2021.

The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2021	30 June 2021	31 December 2020
	£ million	£ million	£ million
Derivative assets	381	443	489
Derivative liabilities	(237)	(129)	(150)
Valuation techniques based on observable market input (Level 2)	144	314	339
Financial assets - other	167	138	122
Financial liabilities - other	(483)	(578)	(481)
Valuation techniques based on unobservable market input (Level 3)	(316)	(440)	(359)

In the six months ended 31 December 2021 and 31 December 2020, the increase in financial assets - other of £29 million (2020 - £6 million) is principally due to acquisitions.
The movements in level 3 instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses(i)	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	Six months ended 31 December 2021	Six months ended 31 December 2021	Six months ended 31 December 2020	Six months ended 31 December 2020
	£ million	£ million	£ million	£ million
At the beginning of the period	(149)	(429)	(167)	(249)
Net (losses)/gains included in the income statement	(7)	18	2	(17)
Net (losses)/gains included in exchange in other comprehensive income	(4)	(9)	15	27
Net (losses)/gains included in retained earnings	(12)	—	1	—
Acquisitions	—	—	—	(181)
Settlement of liabilities	3	106	1	87
At the end of the period	(169)	(314)	(148)	(333)
(i)    Included in the balance at 31 December 2021 is £nil in respect of the acquisition of Casamigos as it was fully repaid on 17 September 2021 (2020 - £80 million), £163 million in respect of the acquisition of Aviation Gin and Davos Brands (2020 - £172 million), and £51 million in respect of the acquisition of Far West Spirits LLC, owner of the Lone River Ranch Water brand (2020 - £nil).
The carrying amount of the group’s financial assets and liabilities are generally the same as their fair value apart from borrowings. At 31 December 2021, the fair value of gross borrowings (excluding lease liabilities and the fair value of derivative instruments) was £21,428 million, and the carrying value was £13,877 million (30 June 2021 – £15,895 million and £14,727 million, respectively).